Convertible Notes (Details) - USD ($)			12 Months Ended
	Mar. 31, 2026	Mar. 26, 2026	Mar. 31, 2026
Convertible Notes [Line Items]
Debt issued	$ 3,000,000	$ 16,575,000	$ 3,000,000
Conversion price	$ 2.4		$ 2.4
Floor price			$ 1.5
Number of trading days			19 days
Recognized loss			$ 3,655,804
Fair value	$ 1,214,151		$ 1,214,151
Fair value of the convertible note percentage			6.00%
Price per ordinary shares sold (in Dollars per share)	$ 3.09		$ 3.09
Conversion price	$ 2.4		$ 2.4
Risk free rate percentage			3.77%
Discount rate percentage			13.40%
Credit profile, and volatility	40.00%		40.00%
Convertible notes payable	$ 19,567,461		$ 19,567,461
Decrease in fair value			7,539
Expected dividend yield	0
Convertible notes	16,348		16,348
Interest expense			$ 16,348
Placement Agent Warrants [Member]
Convertible Notes [Line Items]
Stock Issued During Period, Shares, New Issues		1,214,151	209,503
Fair value	209,503		$ 209,503
Convertible notes payable	$ 3,655,804		$ 3,655,804
Fair Value Measurement [Member]
Convertible Notes [Line Items]
Stock Issued During Period, Shares, New Issues			552,500
Exercisable price per share	$ 2.4		$ 2.4
Price per ordinary shares sold (in Dollars per share)	$ 3.09	$ 3.21	$ 3.09
Risk free rate percentage	4.10%		3.90%
Discount rate percentage			30.90%
Convertible notes payable	$ 19,567,461		$ 19,567,461
Expected dividend yield			$ 0
Expected dividend	73.00%		74.00%
Estimated value	$ 2.095	$ 2.1976	$ 2.095
Warrant and aggregate fair value	$ 1,214,151		$ 209,503
Warrants issued			100,000
Class A Ordinary Shares [Member]
Convertible Notes [Line Items]
Conversion price	$ 2.4		$ 2.4
Stock Issued During Period, Shares, New Issues			150,000
Exercisable price per share	2.4		$ 2.4
Conversion price	$ 2.4		$ 2.4
March Thirty-One Notes [Member]
Convertible Notes [Line Items]
Proceeds from Issuance of Debt	$ 3,000,000		$ 3,000,000
Issuance cost	$ 356,150		356,150
Recognized loss			$ 565,653
March Thirty-One Notes [Member] | Placement Agent Warrants [Member]
Convertible Notes [Line Items]
Warrants issued	100,000		100,000
March Twenty Six Notes [Member]
Convertible Notes [Line Items]
Proceeds from Issuance of Debt		$ 16,575,000	$ 16,575,000
Issuance cost	$ 1,876,000		1,876,000
Recognized loss			$ 3,090,151
March Twenty Six Notes [Member] | Placement Agent Warrants [Member]
Convertible Notes [Line Items]
Warrants issued	552,500		552,500
Convertible Notes [Member]
Convertible Notes [Line Items]
Bear interest at rate	6.00%		6.00%
Coupon rate			15.00%
Convertible notes payable	$ 1		$ 1
Convertible Notes [Member] | Maximum [Member]
Convertible Notes [Line Items]
Interest rate	15.00%		15.00%
Convertible Notes [Member] | Minimum [Member]
Convertible Notes [Line Items]
Interest rate	6.00%		6.00%